Income Tax (Details) - Schedule of reconciliation our theoretical income tax expense to actual income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation our theoretical income tax expense to actual income tax expense [Abstract]
Loss before taxes on income	$ (61,846)	$ (43,815)	$ (22,563)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (14,225)	$ (10,077)	$ (5,189)
Effect of different tax rates applicable in foreign jurisdictions	(110)
Operating losses and other temporary differences for which valuation allowance was provided	6,174	7,235	701
Permanent differences	8,113	2,842	4,480
Actual tax benefit	$ (48)